Provision - Summary of Provision (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Beginning balance	¥ 269,078	$ 42,561	¥ 218,031	$ 34,487
Provision made	296,986	46,975	349,303	55,250
Provision utilized	(299,397)	(47,357)	(295,940)	(46,810)
Provision reversed	(13,639)	(2,157)	(2,316)	(366)
Ending balance	253,028	$ 40,022	269,078	$ 42,561
Product warranty provision [member]
Disclosure of other provisions [line items]
Beginning balance	255,439		215,715
Provision made	292,157		335,664
Provision utilized	(299,397)		(295,940)
Ending balance	248,199		255,439
Provision for onerous contract [member[
Disclosure of other provisions [line items]
Beginning balance	13,639		2,316
Provision made	4,829		13,639
Provision reversed	(13,639)		(2,316)
Ending balance	¥ 4,829		¥ 13,639